CONTINGENCIES (Details)					1 Months Ended
	Dec. 21, 2020 USD ($)	Sep. 24, 2020 USD ($)	Mar. 25, 2020 USD ($) item	Feb. 28, 2020 USD ($)	Mar. 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Feb. 29, 2020 USD ($)	Jan. 31, 2018 USD ($)	Apr. 30, 2021 USD ($)
Operating lease agreements
Security deposit									$ 19,500
Litigation Matters
Settlement amount payable to vendor			$ 37,000
Number of monthly payments to be made | item			10
Leased property
Operating lease agreements
OperatingLeaseReturnOfSecurityDepositAndBrokerageCommissionPayable								$ 73,500
Security deposit								$ 43,500
Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought					$ 96,900	$ 96,900
Number of lawsuits filed					2	2
Non-payment of trade payables
Litigation Matters
Damages sought			$ 492,390	$ 123,000
Non-payment of trade payables | Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought		$ 481,000
Additional damages sought		$ 296,000
Reimbursement of investment
Litigation Matters
Damages sought	$ 100,000
Lease Termination | Leased property
Operating lease agreements
OperatingLeaseReturnOfSecurityDepositAndBrokerageCommissionPayable							$ 73,500
Security deposit							43,500
Lease liability							$ 0